Share-Based Compensation (Details)				12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 ¥ / shares	Sep. 09, 2020 ¥ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Share Based Compensation [Line Items]
Ordinary shares (in Shares)					1,600,000	1,600,000
Revenue exceeds | $					$ 352,000,000	$ 258,000
Earnout price per share (in Dollars per share) | $ / shares					$ 6.11
Earnout shares (in Shares)					9,776
Employees granted restricted shares vesting period					5 years
Employees subscription payment | $	$ 1,553,000
Fair value of shares grant date per share | (per share)	$ 3.94	¥ 25.71
Compensation expenses cost | $					$ 1,519,000	$ 1,599,000	$ 1,668,000
Restricted shares (in Shares)					3,038,000
Weighted-average period					1 year 8 months 8 days
Share Incentive Plan 2020 [Member]
Share Based Compensation [Line Items]
Employees shares granted (in Shares)			2,500,000
Employees contribution price per share (in Yuan Renminbi per share) | ¥ / shares			¥ 4.2
Share Based Compensation [Member]
Share Based Compensation [Line Items]
Employees granted restricted shares vesting rate					20.00%
Forecast [Member]
Share Based Compensation [Line Items]
Ordinary shares (in Shares)				1,600,000
Revenue exceeds | $				$ 459,000,000